Lease Arrangements - Lease Liabilities (Detail) $ in Millions, $ in Millions	Dec. 31, 2023 TWD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 TWD ($)
Lease liabilities [abstract]
Current portion (classified under accrued expenses and other current liabilities)	$ 2,810.6		$ 2,603.5
Noncurrent portion	28,681.8	$ 936.7	29,764.1
Lease liabilities	$ 31,492.4		$ 32,367.6